Quarterly Holdings Report
for
Fidelity Freedom® 2010 Fund
December 31, 2021
F10-NPRT3-0322
1.811322.117
U.S. Treasury Obligations - 0.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 1/6/22 to 3/3/22 (b) (Cost $1,519,912)	1,520,000	1,519,930

Domestic Equity Funds - 15.6%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	2,394,967	28,500,111
Fidelity Series Blue Chip Growth Fund (c)	2,714,500	44,653,528
Fidelity Series Commodity Strategy Fund (c)	25,710,754	105,156,983
Fidelity Series Growth Company Fund (c)	5,567,149	113,625,513
Fidelity Series Intrinsic Opportunities Fund (c)	5,945,179	117,357,826
Fidelity Series Large Cap Stock Fund (c)	5,381,088	102,186,867
Fidelity Series Large Cap Value Index Fund (c)	2,425,590	37,742,176
Fidelity Series Opportunistic Insights Fund (c)	2,831,364	58,722,495
Fidelity Series Small Cap Discovery Fund (c)	898,277	12,800,451
Fidelity Series Small Cap Opportunities Fund (c)	2,842,416	42,408,845
Fidelity Series Stock Selector Large Cap Value Fund (c)	6,176,900	86,847,218
Fidelity Series Value Discovery Fund (c)	4,021,823	66,641,602
TOTAL DOMESTIC EQUITY FUNDS (Cost $557,479,726)		816,643,615

International Equity Funds - 18.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	4,137,823	60,122,564
Fidelity Series Emerging Markets Fund (c)	3,774,909	39,674,293
Fidelity Series Emerging Markets Opportunities Fund (c)	16,971,870	356,748,706
Fidelity Series International Growth Fund (c)	8,080,336	154,496,023
Fidelity Series International Small Cap Fund (c)	2,201,324	47,086,313
Fidelity Series International Value Fund (c)	13,839,033	154,581,998
Fidelity Series Overseas Fund (c)	10,727,271	154,472,697
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $689,358,134)		967,182,594

Bond Funds - 54.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	33,058,855	332,241,491
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	13,341,440	135,148,792
Fidelity Series Emerging Markets Debt Fund (c)	3,034,238	27,520,539
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	974,799	9,202,106
Fidelity Series Floating Rate High Income Fund (c)	566,361	5,244,502
Fidelity Series High Income Fund (c)	3,446,958	32,883,982
Fidelity Series Inflation-Protected Bond Index Fund (c)	19,663,096	208,035,552
Fidelity Series International Credit Fund (c)	421,467	4,180,950
Fidelity Series International Developed Markets Bond Index Fund (c)	9,795,619	96,290,933
Fidelity Series Investment Grade Bond Fund (c)	154,774,535	1,798,480,095
Fidelity Series Long-Term Treasury Bond Index Fund (c)	18,981,660	161,723,743
Fidelity Series Real Estate Income Fund (c)	1,696,956	19,905,295
TOTAL BOND FUNDS (Cost $2,769,169,370)		2,830,857,980

Short-Term Funds - 12.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (d)	4,515,870	4,516,773
Fidelity Series Government Money Market Fund 0.08% (c)(e)	491,267,299	491,267,299
Fidelity Series Short-Term Credit Fund (c)	13,165,741	131,920,726
TOTAL SHORT-TERM FUNDS (Cost $627,024,873)		627,704,798

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $4,644,552,015)	5,243,908,917
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,773,965)
NET ASSETS - 100.0%	5,241,134,952

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	32	Mar 2022	1,962,080	11,623	11,623

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $514,991.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	4,295,661	11,011,175	10,790,063	1,535	-	-	4,516,773	0.0%
Total	4,295,661	11,011,175	10,790,063	1,535	-	-	4,516,773

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	340,575,672	7,800,227	2,135,376	(19,455)	(514,499)	332,241,491
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	137,808,047	3,598,518	905,412	(24,145)	963,408	135,148,792
Fidelity Series All-Sector Equity Fund	32,410,531	4,858,911	9,932,770	4,100,937	1,345,919	(182,480)	28,500,111
Fidelity Series Blue Chip Growth Fund	51,431,612	14,197,913	19,864,823	9,748,801	3,123,574	(4,234,748)	44,653,528
Fidelity Series Canada Fund	48,634,875	15,374,306	10,682,321	1,303,094	804,887	5,990,817	60,122,564
Fidelity Series Commodity Strategy Fund	153,314,305	47,872,246	78,159,506	44,965,629	(5,649,373)	(12,220,689)	105,156,983
Fidelity Series Emerging Markets Debt Fund	29,464,295	2,251,554	4,173,894	979,565	(239,990)	218,574	27,520,539
Fidelity Series Emerging Markets Debt Local Currency Fund	9,656,836	1,312,798	1,232,285	355,331	(17,675)	(517,568)	9,202,106
Fidelity Series Emerging Markets Fund	48,314,413	7,241,591	12,038,933	1,272,445	1,540,800	(5,383,578)	39,674,293
Fidelity Series Emerging Markets Opportunities Fund	441,066,223	98,578,051	116,629,388	40,893,007	24,353,683	(90,619,863)	356,748,706
Fidelity Series Floating Rate High Income Fund	5,935,721	219,471	955,210	185,155	(66,350)	110,870	5,244,502
Fidelity Series Government Money Market Fund 0.08%	786,773,183	36,592,387	332,098,271	371,416	-	-	491,267,299
Fidelity Series Growth Company Fund	131,328,256	46,318,848	56,811,562	32,231,526	15,699,539	(22,909,568)	113,625,513
Fidelity Series High Income Fund	35,028,537	1,606,415	4,345,936	1,402,310	24,246	570,720	32,883,982
Fidelity Series Inflation-Protected Bond Index Fund	541,960,921	26,581,866	370,136,809	17,260,054	37,963,722	(28,334,148)	208,035,552
Fidelity Series International Credit Fund	4,100,541	105,779	-	105,778	-	(25,370)	4,180,950
Fidelity Series International Developed Markets Bond Index Fund	-	99,190,505	2,420,628	61,762	(17,922)	(461,022)	96,290,933
Fidelity Series International Growth Fund	136,287,006	43,467,032	34,005,517	12,125,087	1,725,971	7,021,531	154,496,023
Fidelity Series International Small Cap Fund	43,185,359	9,853,968	7,679,848	5,547,372	1,901,124	(174,290)	47,086,313
Fidelity Series International Value Fund	136,135,624	48,477,461	34,306,240	7,606,344	2,437,663	1,837,490	154,581,998
Fidelity Series Intrinsic Opportunities Fund	131,704,442	26,854,877	31,909,909	20,655,152	7,085,371	(16,376,955)	117,357,826
Fidelity Series Investment Grade Bond Fund	1,874,217,150	142,117,694	233,498,628	31,015,878	(1,626,016)	17,269,895	1,798,480,095
Fidelity Series Large Cap Stock Fund	115,140,392	11,959,621	28,842,754	9,654,440	8,394,957	(4,465,349)	102,186,867
Fidelity Series Large Cap Value Index Fund	42,442,922	2,613,632	9,924,546	2,247,667	2,814,404	(204,236)	37,742,176
Fidelity Series Long-Term Treasury Bond Index Fund	151,065,548	37,958,455	39,970,017	2,971,164	(3,037,741)	15,707,498	161,723,743
Fidelity Series Opportunistic Insights Fund	67,233,767	14,425,459	26,343,358	9,530,949	8,939,967	(5,533,340)	58,722,495
Fidelity Series Overseas Fund	136,515,566	36,283,516	37,623,444	4,494,950	3,800,280	15,496,779	154,472,697
Fidelity Series Real Estate Income Fund	21,227,426	846,196	3,442,475	717,956	386,553	887,595	19,905,295
Fidelity Series Short-Term Credit Fund	165,002,037	16,765,544	47,684,741	2,236,524	188,116	(2,350,230)	131,920,726
Fidelity Series Small Cap Discovery Fund	14,409,248	2,339,607	3,888,541	2,257,097	663,925	(723,788)	12,800,451
Fidelity Series Small Cap Opportunities Fund	48,190,572	13,481,152	13,312,015	11,189,063	2,819,428	(8,770,292)	42,408,845
Fidelity Series Stock Selector Large Cap Value Fund	97,326,116	14,266,359	24,966,944	11,546,706	6,327,706	(6,106,019)	86,847,218
Fidelity Series Value Discovery Fund	74,848,814	7,408,462	19,173,909	5,490,552	5,616,209	(2,057,974)	66,641,602
	5,574,352,238	1,309,805,395	1,627,453,967	297,564,499	127,259,377	(146,090,829)	5,237,872,214

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.